Commitments and Contingent Liabilities - Summary of Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Total contingent liabilities	€ 3,658	€ 3,667
Brazil [member]
Disclosure of contingent liabilities [line items]
Corporate reorganisation - IPI, PIS and COFINS taxes and penalties	2,032	2,092
Inputs for PIS and COFINS taxes	52	16
Goodwill amortisation	177	121
Other tax assessments - approximately 600 cases	916	1,095
Total contingent liabilities	3,177	3,324
Brazil other	67	19
Other Countries [Member]
Disclosure of contingent liabilities [line items]
Total contingent liabilities	€ 414	€ 324